INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2016
Inventory Disclosure [Abstract]
Inventories
	As of December 31,
	2 0 1 6	2 0 1 5

Raw materials	$9,596	$6,649
Work in process	12,205	12,932
Finished goods	7,459	8,102
	$29,260	$27,683